Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 3,513	$ 2,711	$ 1,478
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	3,700	3,950	4,875
Depreciation	944	903	974
Amortization	1,300	1,173	1,102
Compensation expense on stock options and employee purchases	15	26	33
Gains on sales of securities	(129)	(537)	(402)
Loss on other than temporary impairment of securities		94	47
Gains on sales of loans	(672)	(682)	(601)
Loans originated for sale	(25,685)	(28,816)	(27,598)
Proceeds from loan sales	26,611	28,088	27,983
Earnings on bank-owned life insurance	(354)	(360)	(365)
(Gains)/losses on sales of other real estate owned	(279)	(96)	7
Write-downs of other real estate owned	255	528	442
Proceeds from sales of other real estate owned	3,015	1,174	4,200
Deferred federal income tax expense/(benefit)	378	(163)	(410)
Net change in:
Other assets	2,391	875	(2,289)
Other liabilities	(2,458)	357	(241)
Net cash from operating activities	12,545	9,225	9,235
Cash flows from investing activities:
Sales of securities available for sale	3,310	6,059	8,171
Maturities, prepayments and calls of securities available for sale	18,687	22,271	27,180
Purchases of securities available for sale	(43,651)	(44,063)	(31,269)
Purchase of Federal Reserve Bank stock	(1)		(1)
Sale of Federal Home Loan Bank stock	411
Loan originations and payments, net	(9,375)	875	(4,381)
Additions to premises and equipment	(499)	(1,510)	(816)
Net cash from investing activities	(31,118)	(16,368)	(1,116)
Cash flows from financing activities:
Net change in deposits	13,481	24,874	18,012
Net change in repurchase agreements	(380)	1,565	1,898
Proceeds from Federal Home Loan Bank advances	250		37,000
Payments on Federal Home Loan Bank advances	(276)	(13,525)	(55,002)
Issuance of common stock	127	125	126
Cash dividends	(1,578)	(1,572)	(1,563)
Net cash from financing activities	11,624	11,467	471
Net change in cash and cash equivalents	(6,949)	4,324	8,590
Beginning cash and cash equivalents	24,074	19,750	11,160
Ending cash and cash equivalents	17,125	24,074	19,750
Supplemental disclosures of cash flow information:
Cash paid for interest	3,608	5,112	7,288
Cash paid for income taxes	765	285	31
Loans transferred to other real estate owned	2,972	1,358	3,489
Other real estate owned transferred to premises and equipment			$ 331